Segment information (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Income Data by Operating Segment	Consolidated statements of income data by operating segment – year ended December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1	—	3,771.1
Cost of sales and services	(1,086.8)	(549.1)	(886.1)	(751.4)	(20.1)	(3,293.5)	—	(3,293.5)
Gross profit	27.6	104.8	185.4	168.6	(8.8)	477.6	—	477.6
Gross profit %	2.5%	16.0%	17.3%	18.3%	-77.9%	12.7%		12.7%

Operating income (expense)	(300.8)	(72.2)	(95.5)	(240.7)	(22.6)	(731.8)	(69.2)	(801.0)
Operating profit before financial income (expense)	(273.2)	32.6	89.9	(72.1)	(31.4)	(254.2)	(69.2)	(323.4)

Financial income (expense), net							(232.7)	(232.7)
Foreign exchange loss, net							(79.1)	(79.1)
Loss before taxes on income								(635.2)

Income tax expense							(93.1)	(93.1)

Loss for the period								(728.3)

Consolidated statements of income data by operating segment – year ended December 31, 2019 (recasted):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,234.4	576.3	1,397.0	1,245.7	9.2	5,462.6	—	5,462.6
Cost of sales and services	(1,971.1)	(539.6)	(1,211.1)	(927.4)	(17.9)	(4,667.1)	—	(4,667.1)
Gross profit	263.3	36.7	185.9	318.3	(8.7)	795.5	—	795.5
Gross profit %	11.8%	6.4%	13.3%	25.6%	-94.6%	14.6%		14.6%

Operating income (expense)	(332.2)	(98.7)	(235.2)	(188.3)	(18.1)	(872.5)	—	(872.5)
Operating profit before financial income (expense)	(68.9)	(62.0)	(49.3)	130.0	(26.8)	(77.0)	—	(77.0)

Financial income (expense), net							(116.1)	(116.1)
Foreign exchange gain (loss), net							6.9	6.9
Loss before taxes on income								(186.2)

Income tax benefit (expense)							(130.3)	(130.3)

Loss for the period								(316.5)

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Revenue	2,358.3	460.1	1,104.3	1,132.8	15.6	5,071.1	—	5,071.1
Cost of sales and services	(1,976.8)	(572.1)	(914.1)	(819.0)	(21.1)	(4,303.1)	—	(4,303.1)
Gross profit	381.5	(112.0)	190.2	313.8	(5.5)	768.0	—	768.0
Gross profit %	16.2%	-24.3%	17.2%	27.7%	-35.3%	15.1%	0.0%	15.1%

Operating income (expense)	(228.6)	(85.4)	(234.7)	(177.0)	(7.0)	(732.7)	—	(732.7)
Operating profit before financial income (expense)	152.9	(197.4)	(44.5)	136.8	(12.5)	35.3	—	35.3

Financial income (expense), net							(171.5)	(171.5)
Foreign exchange gain (loss), net							—	—
Profit before taxes on income								(136.2)

Income tax expense							(35.0)	(35.0)

Net income								(171.2)

Summary of Revenue by Geographic Area	Revenue by geographic area – year ended December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	858.4	108.8	1,054.4	509.7	1.2	2,532.5
Europe	215.4	108.4	17.1	203.1	—	544.0
Asia Pacific	4.8	81.6	—	75.2	—	161.6
Latin America, except Brazil	0.4	49.2	—	26.4	—	76.0
Brazil	3.0	297.6	—	72.3	10.1	383.0
Other	32.4	8.3	—	33.3	—	74.0

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1

Revenue by geographic area - year ended December 31, 2019 (recasted):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	1,399.8	66.5	1,181.6	697.0	0.7	3,345.6
Europe	508.2	39.0	118.8	257.7	—	923.7
Asia Pacific	256.9	1.8	20.3	98.0	—	377.0
Latin America, except Brazil	17.0	2.7	21.6	35.1	—	76.4
Brazil	0.7	431.8	54.7	107.6	8.5	603.3
Other	51.8	34.5	—	50.3	—	136.6

Total	2,234.4	576.3	1,397.0	1,245.7	9.2	5,462.6

Revenue by geographic area – year ended December 31, 2018 (recasted):

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
North America	1,449.4	66.6	936.7	501.3	5.0	2,959.0
Europe	519.1	56.7	127.4	262.9	—	966.1
Asia Pacific	324.1	1.0	1.6	105.1	—	431.8
Latin America, except Brazil	11.9	66.0	22.5	50.1	—	150.5
Brazil	0.2	259.5	16.1	156.1	10.6	442.5
Other	53.6	10.3	—	57.3	—	121.2

Total	2,358.3	460.1	1,104.3	1,132.8	15.6	5,071.1

Summary of Assets by Operating Segment
Assets by operating segment - year ended December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Trade accounts receivable	2.4	50.5	—	146.0	4.5	203.4	—	203.4
Property, plant and equipment	821.7	216.6	322.2	595.5	—	1,956.0	—	1,956.0
Intangible assets	1,065.5	8.4	750.5	—	155.0	1,979.4	96.2	2,075.6

Total	1,889.6	275.5	1,072.7	741.5	159.5	4,138.8	96.2	4,235.0

Assets by operating segment - year ended December 31, 2019:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total reportable Segments	Unallocated	Total
Trade accounts receivable	4.7	62.0	15.2	208.6	3.7	294.2	—	294.2
Property, plant and equipment	859.5	261.6	456.6	480.9	—	2,058.6	—	2,058.6
Intangible assets	1,048.8	16.5	750.5	—	113.8	1,929.6	122.1	2,051.7

Total	1,913.0	340.1	1,222.3	689.5	117.5	4,282.4	122.1	4,404.5

Summary of Assets by Geographical Area
Assets by geographic area - year ended December 31, 2020:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	53.9	61.5	5.0	83.0	203.4
Property, plant and equipment	347.6	541.5	42.6	1,024.3	1,956.0
Intangible assets	82.8	27.3	—	1,965.5	2,075.6

Total	484.3	630.3	47.6	3,072.8	4,235.0

Assets by geographic area - year ended December 31, 2019:

	North America	Europe	Asia Pacific	Brazil	Total
Trade accounts receivable	101.5	89.8	5.9	97.0	294.2
Property, plant and equipment	371.5	556.9	48.3	1,081.9	2,058.6
Intangible assets	79.5	10.4	—	1,961.8	2,051.7

Total	552.5	657.1	54.2	3,140.7	4,404.5

Consolidated statements of income data by operating segment – year ended December 31, 2018 (recasted):